Stockholders' Equity - Summary of Option Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
2008 Stock Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Beginning Balance, Shares Available for Grant	375,546	2,009,978	2,009,978	1,927,978
Options granted, Shares Available for Grant	0		(3,609,610)	(1,393,713)
Options exercised, Shares Available for Grant	0		0	0
Options expired, Shares Available for Grant	0		1,975,178	1,475,713
Ending Balance, Shares Available for Grant	375,546		375,546	2,009,978	1,927,978
Beginning Balance, Outstanding Stock Options	10,056,990	8,473,849	8,473,849	8,558,849
Options granted, Outstanding Stock Options	0		3,609,610	1,393,713
Options exercised, Outstanding Stock Options	0		(51,291)	(3,000)
Options expired, Outstanding Stock Options	0		(1,975,178)	(1,475,713)
Ending Balance, Outstanding Stock Options	10,056,990		10,056,990	8,473,849	8,558,849
Options vested and exercisable, Outstanding Stock Options	9,726,942		9,327,678
Options vested and expected to vest, Outstanding Stock Options	10,056,990		10,056,990
Beginning Balance, Weighted- Average Exercise Price Per Share	$ 1.49	$ 0.75	$ 0.75	$ 0.48
Options granted, Weighted- Average Exercise Price Per Share	0		2.43	1.73
Options exercised, Weighted- Average Exercise Price Per Share	0		0.28	0.03
Options expired, Weighted- Average Exercise Price Per Share	0		0.28	0.1
Ending balance, Weighted- Average Exercise Price Per Share	1.49		1.49	$ 0.75	$ 0.48
Options vested and exercisable, Weighted- Average Exercise Price Per Share	1.48		1.46
Options vested and expected to vest, Weighted- Average Exercise Price Per Share	$ 1.49		$ 1.49
Weighted- Average Remaining Contractual Life (Years)	6 years 18 days		6 years 6 months 10 days	4 years 6 months 7 days	3 years 9 months 25 days
Options vested and exercisable, Weighted- Average Remaining Contractual Life (Years)	5 years 11 months 19 days		6 years 4 months 6 days
Options vested and expected to vest, Weighted- Average Remaining Contractual Life (Years)	6 years 18 days		6 years 6 months 10 days
Beginning Balance, Average Intrinsic Value	$ 10,995	$ 14,068	$ 14,068	$ 11,137
Options exercised, Average Intrinsic Value		$ 23	28	1
Ending Balance, Average Intrinsic Value	22,071		10,995	$ 14,068	$ 11,137
Options vested and exercisable, Average Intrinsic Value	21,519		10,401
Options vested and expected to vest, Average Intrinsic Value	$ 22,071		$ 10,995
2016 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Beginning Balance, Shares Available for Grant	3,949,131	907,355	907,355	772,355
Options granted, Shares Available for Authorized			6,250,000
Options granted, Shares Available for Grant	(2,571,875)		(3,233,224)	0
Options exercised, Shares Available for Grant	0		0	0
Options expired, Shares Available for Grant	11,875		25,000	135,000
Ending Balance, Shares Available for Grant	1,389,131		3,949,131	907,355	772,355
Beginning Balance, Outstanding Stock Options	7,124,724	3,936,500	3,936,500	4,121,500
Options granted, Outstanding Stock Options	2,571,875		3,233,224	0
Options exercised, Outstanding Stock Options	(3,125)		(20,000)	(50,000)
Options expired, Outstanding Stock Options	(11,875)		(25,000)	(135,000)
Ending Balance, Outstanding Stock Options	9,681,599		7,124,724	3,936,500	4,121,500
Options vested and exercisable, Outstanding Stock Options	4,843,690		4,360,819
Options vested and expected to vest, Outstanding Stock Options	9,681,599		7,124,724
Beginning Balance, Weighted- Average Exercise Price Per Share	$ 1.24	$ 0.13	$ 0.13	$ 0.14
Options granted, Weighted- Average Exercise Price Per Share	3.79		2.58	0
Options exercised, Weighted- Average Exercise Price Per Share	2.58		0.07	0.07
Options expired, Weighted- Average Exercise Price Per Share	2.58		0.3	0.51
Ending balance, Weighted- Average Exercise Price Per Share	1.92		1.24	$ 0.13	$ 0.14
Options vested and exercisable, Weighted- Average Exercise Price Per Share	0.64		0.41
Options vested and expected to vest, Weighted- Average Exercise Price Per Share	$ 1.92		$ 1.24
Weighted- Average Remaining Contractual Life (Years)	6 years 6 months 14 days		5 years 10 months 9 days	4 years 10 months 24 days
Options vested and exercisable, Weighted- Average Remaining Contractual Life (Years)	3 years 7 months 28 days		3 years 6 months 21 days
Options vested and expected to vest, Weighted- Average Remaining Contractual Life (Years)	6 years 6 months 14 days		5 years 10 months 9 days	3 years 9 months 14 days
Beginning Balance, Average Intrinsic Value	$ 16,208	$ 9,654	$ 9,654	$ 2,104
Options exercised, Average Intrinsic Value	3	$ 54	54	29
Ending Balance, Average Intrinsic Value	26,572		16,208	$ 9,654	$ 2,104
Options vested and exercisable, Average Intrinsic Value	19,464		13,542
Options vested and expected to vest, Average Intrinsic Value	$ 26,572		$ 16,208